Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2024
Prospectus Date	rr_ProspectusDate	Mar. 13, 2024
Inspire 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Inspire 500 ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The Inspire 500 ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 500 Index (the “500 Index”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund generally invests at least 80% of its total assets in the component securities of the 500 Index. Inspire Investing, LLC (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’s investment adviser) selects domestic large capitalization equity securities using the index provider’s Inspire Impact Score™, a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that company has on its customers, communities, workplace and the world. The Adviser defines large capitalization companies to be those that are the largest 10% of the U.S. equity market.

The Inspire Impact Score™ is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on the world. Utilizing specifically identified, publicly available and/or third-party sources, the Inspire Impact Score™ methodology endeavors to assign negative scores to and exclude companies from the investment universe if they are found in violation of specified categories that do not align with biblical values, and seeks to assign positive scores to companies which Inspire has not found to be in violation of the specified exclusionary categories.

It is not possible for Inspire to be aware of every action a company takes, and there may be additional positive or problematic activities which a company engages in that are beyond what is included in the Inspire Impact Score™ calculation. The Inspire Impact Score™ is not meant to include all activities, whether public or private, of each company scored, but rather to assign a score to companies based on the data Inspire has found from the specified publicly available sources and/or third-party data providers. The Inspire Impact Score™ represents Inspire’s viewpoint on the biblical alignment of scored investments, and other investors may have different opinions about what should or should not be considered a violation. Inspire seeks to update Inspire Impact Scores™ in a timely fashion at regular intervals, but due to differences in research schedules, corporate engagement efforts and data publication timing, a company’s Inspire Impact Score™ may not immediately reflect all known data as soon as it is researched.

The specific exclusionary categories deemed to not be in alignment with biblical values and which the Inspire Impact Score™ seeks to assign negative scores and exclude from the investment universe are as follows:

●	Abortifacients - Companies which produce or distribute abortifacient drugs (pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed).

●	Abortion Legislation - Companies that have signed Planned Parenthood’s “Don’t Ban Equality” and/or “Don’t Ban Equality in Texas” Statement(s) to pledge support for legalizing abortion access and to oppose legislative bans on abortion access.

●	Abortion Philanthropy - Companies which engage in corporate-guided philanthropy to Center for American Progress, Women and Their Bodies, and/or Pathfinder, which advocate for abortion access (seeks to exclude donations from employee matching programs, employee resource groups, donor-advised funds, and foundations). *Note: Philanthropy to Planned Parenthood, a widely known abortion access advocate, is not included, because their corporate donor list is no longer publicly available following the backlash over undercover video which implicated Planned Parenthood in the illegal sale of aborted baby organs and other body parts.

●	Abortion Services - Companies that own and operate one or more medical facilities that provides abortion procedures at any stage of pregnancy.

●	Abortion Travel - Companies that offer employee travel benefits which allow employee access to abortion services at any stage of pregnancy.

●	Alcohol - Companies that produce at least one alcoholic beverage or exclusively distribute alcoholic beverages.

●	Cannabis Cultivation/Processing - Companies that cultivate or process cannabis for retail or wholesale distribution.

●	Cannabis (Retail THC) - Companies that produce or distribute retail cannabis products containing THC (which is the psychoactive component of cannabis).

●	Embryonic Stem Cells - Companies that perform research on or produce products using embryonic stem cells, companies that provide embryonic stem cells to other entities and companies that utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Exploitation - Companies that contribute towards the unlawful and immoral practices of exploiting individuals for labor or sexual purposes, according to the National Center on Sexual Exploitation (NCOSE).

●	Gambling - Companies that generate revenue from gambling facilities, products, and/or services (not including third-party stores which offer Lottery services).

●	In Vitro Fertilization - Companies that offer in vitro fertilization services or manufacture equipment specifically for the purpose of in vitro fertilization procedures.

●	LGBT Activism - Companies earning an above-average rating according to an annual self-reported survey conducted by a national LGBT advocacy organization, which rates companies based on their corporate LGBT activism across several areas, including philanthropy, corporate policy, marketing efforts, and legislative support. The average score is calculated from the scores of the Fortune 500 companies that participated in the annual survey.

●	Pornography - Companies that produce or distribute pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games that contain pornographic content.

●	State Owned Enterprise - Companies who are owned and/or controlled by a Nation State/government of a country excluded from investment due to significant human rights violations of the following nature (as provided by U.S. Department of State): freedom of religion, sexual exploitation of children, trafficking in persons (Tier 3 only), and/or predominantly governed by Sharia Law. This category includes situations where the State has veto power or a “golden share” is owned by the State or State-controlled agency. The current countries excluded from investment due to significant human rights violations are China, Saudi Arabia, United Arab Emirates, Qatar, Kuwait, Russia, Iran, Pakistan, Malaysia, and Vietnam.

●	Tobacco - Companies that derive revenue from producing or exclusively distributing tobacco products.

In addition to excluding companies involved in the preceding categories, Inspire also excludes investment from companies engaged in the following categories, though they do not constitute a negative Inspire Impact Score™:

●	Contraceptives (Barrier) - Companies that produce barrier-type contraceptives, such as condoms and diaphragms, which prevent pregnancy by creating a physical barrier (rather than hormonal or chemical means).

●	Weapons (Civilian) - Companies who manufacture firearms for civilian use.

●	Weapons (Military) - Companies who manufacture weapons for military use (this category does not include maintenance, repair, and operation (MRO) companies).

The specific biblical alignment categories, which the Inspire Impact Score™ seeks to assign positive scores for (to companies not found to be in violation of the previously mentioned exclusionary categories), are as follows:

●	Air Quality: Companies who responsibly address and manage the impact of air quality resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes) as well as industrial emissions (does not include GHG emissions). Category data provided by FactSet.

●	Business Ethics: Companies who intentionally manage risks and opportunities surrounding ethical conduct of business, including fraud, corruption, bias, negligence, bribery, facilitation payments, fiduciary responsibilities, and other behavior that may have an ethical component. Category data provided by FactSet.

●	Business Resilience: Companies who display a capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into long-term business model planning despite operating in industries where evolving environmental and social realities challenge their current business approach. Category data provided by FactSet.

●	Critical Risk Management: Companies who display responsible use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of low-probability, high-impact accidents, and emergencies with significant probable consequences, taking into consideration the potential human, environmental, and social implications, as well as the long-term ramifications for the company. Category data provided by FactSet.

●	Customer Privacy: Companies who responsibly address risks related to the use of personally identifiable information (PII) and other user/customer data for secondary purposes including, but not limited, to marketing through affiliates and non-affiliates, data collecting procedures, managing user/customer expectations, consent processes and compliance with evolving regulation (does not include cybersecurity risks). Category data provided by FactSet.

●	Customer Welfare: Companies who responsibly address customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. Category data provided by FactSet.

●	Data Security: Companies who responsibly address management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data, as well as strategic policies for incidents such as data breaches. Category data provided by FactSet.

●	Employee Wellbeing: Companies who responsibly address their ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute) through the implementation of safety management plans, training requirements, regular audits of internal practices, and systematized monitoring and testing. Category data provided by FactSet.

●	Energy Management: Companies that conscientiously manage the environmental impacts linked to their energy consumption used in their business operations. Category data provided by FactSet.

●	Environmental Risk Mitigation: Companies who display the ability to manage risks and opportunities associated with direct exposure of their owned or controlled assets and operations as they pertain to the potential or actual physical impacts of environmental factors, including factors such as the increased frequency and severity of extreme weather, shifting climate, sea level change, and other expected physical impacts. Category data provided by FactSet.

●	Ethical Labor Practices: Companies that responsibly ensure adherence to widely accepted labor standards within the workplace. This encompasses compliance with labor laws and internationally recognized norms and standards, including fundamental human rights and the prohibition of child, forced, or bonded labor, as well as exploitative labor practices. Category data provided by FactSet.

●	Ethical Sales Practices: Companies that responsibly handle social issues arising from inadequately managing the transparency, accuracy, and comprehensibility of marketing statements, advertising, and product/service labeling. Category data provided by FactSet.

●	Ethical Supply Chain Management: Companies that responsibly address the management of risks within their supply chain and handle issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, ethics, and corruption. Category data provided by FactSet.

●	Fair Competition: Companies who conscientiously manage issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. Category data provided by FactSet.

●	GHG Emissions: Companies who responsibly address direct (Scope 1) greenhouse gas (GHG) emissions they may generate through their operations, which includes GHG emissions from stationary (e.g., factories, power plants) or mobile sources (e.g., trucks, delivery vehicles, planes). The seven GHGs covered under the Kyoto Protocol are included within the category: carbon dioxide (CO2), methane (CH4), nitrous oxide (N2O), hydrofluorocarbons (HFCs), perfluorocarbons (PFCs), sulfur hexafluoride (SF6), and nitrogen trifluoride (NF3). Category data provided by FactSet.

●	Hiring Ethics: Companies who responsibly address their ability to ensure culture, hiring, and promotion practices do not discriminate based on race, gender, ethnicity, religion, and other factors. Category data provided by FactSet.

●	Human Rights: Companies who responsibly manage the relationship between their business and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights, the treatment of indigenous peoples, and the impact of local businesses. Category data provided by FactSet.

●	Low Ecological Impact: Companies demonstrating conscientious knowledge and management of their impact on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. Category data provided by FactSet.

●	Materials Efficiency: Companies who responsibly address issues related to the resilience of materials supply chains to impacts of climate change and other external environmental and social factors, including, but not limited to, product design, manufacturing, end-of-life management, reduction of key material usage, maximizing planning efficiency, and R&D material diversity. Category data provided by FactSet.

●	Product Safety: Companies who responsibly address issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users, meet customer expectations, manage liability concerns, product testing, and intentionally acknowledge recalls or market withdraws. Category data provided by FactSet.

●	Product Sustainability: Companies who conscientiously acknowledge the characteristics of products and services provided or sold and address customer and societal demand for more sustainable products and services as well as meet evolving environmental and social regulations. Category data provided by FactSet.

●	Regulatory Adherence: Companies who responsibly engage with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts and display their level of reliance on regulatory policy or monetary incentives while acknowledging the necessity of regulatory compliance within a competitive business environment. Category data provided by FactSet.

●	Systemic Risk Management: Companies who responsibly manage systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend, such as financial systems, natural resource systems, and technological systems. Category data provided by FactSet.

●	Waste & Hazmat Management: Companies who responsibly address environmental issues associated with the hazardous and non-hazardous waste they generate and the treatment, handling, storage, disposal, and regulatory compliance. Category data provided by FactSet.

●	Water Conservation: Companies who conscientiously manage their water use, water consumption, wastewater generation, water recycling, water treatment, and any other operations pertaining to water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. Category data provided by FactSet.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores™ to a company. The 500 largest US securities without a negative Inspire Impact Score™ are included in the 500 Index and are market capitalization weighted so that components with higher market values have a higher weighting in the 500 Index. The Inspire Impact Scores™ of the securities in the 500 Index are reviewed at least annually for activities that would cause it to be removed from the investment universe due to participation in the activities described above that do not align with biblical values, and the 500 Index is rebalanced annually. If, upon review, the Inspire

Impact Score™ of a security falls below the threshold level for inclusion in the 500 Index, the security is removed from the Index and replaced with a higher scoring security. A security with a score of zero—indicating that the issuer has no violations to merit a negative score, but there is insufficient data to assess a positive score—may be included in the 500 Index if it meets all other criteria set forth in the 500 Index’s proprietary methodology.

The Fund may or may not hold all of the securities in the 500 Index because, in certain circumstances, it may not be possible or practicable to purchase all of the securities in the 500 Index in their proportionate weightings. In that case, the Adviser may purchase a sample of the securities in the 500 Index to track the 500 Index. This is known as “representative sampling.” “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the 500 Index concentrates in an industry or group of industries.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting Inspireetf.com or by calling 877.658.9473.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.
Inspire 500 ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire 500 ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire 500 ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the 500 Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire 500 ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in other securities or instruments that have lower trading volumes.

Inspire 500 ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire 500 ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire 500 ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire 500 ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Inspire 500 ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Inspire 500 ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the 100 Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the 100 Index methodology.

Inspire 500 ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the 500 Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the 500 Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire 500 ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the 500 Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the 500 Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the 500 Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the 500 Index does not.

Inspire 500 ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

●	Common Stock Risks. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risks. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

Inspire 500 ETF | Inspire 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PTL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 29
Inspire Short Term Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Inspire Short Term Bond ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The Inspire Short Term Bond ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Short Term Bond Index (“Short Term Bond Index”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund generally invests at least 80% of its total assets in the component securities of the Short Term Bond Index. Inspire Investing, LLC (the “Adviser” or “Index Provider”), the Fund’s index provider (and also the Fund’s investment adviser) selects domestic corporate bonds with 0-5 year maturities issued by companies that have market capitalizations of $5 billion or more, have credit ratings of BBB- or higher from Standard and Poor’s or Baa3 or higher from Moody’s and which have an Inspire Impact Score™ of zero or higher. The Inspire Impact Score™ is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact that the issuing company has on its customers, communities, workplace and the world. The Inspire Impact Score™ is a proprietary selection methodology that is designed to assign a score to a particular security based on the security’s alignment with biblical values and the positive impact the issuing company has on the world. Utilizing specifically identified, publicly available and/or third-party sources, the Inspire Impact Score™ methodology endeavors to assign negative scores to and exclude companies from the investment universe if they are found in violation of specified categories that do not align with biblical values, and seeks to assign positive scores to companies which Inspire has not found to be in violation of the specified exclusionary categories.

It is not possible for Inspire to be aware of every action a company takes, and there may be additional positive or problematic activities which a company engages in that are beyond what is included in the Inspire Impact Score™ calculation. The Inspire Impact Score™ is not meant to include all activities, whether public or private, of each company scored, but rather to assign a score to companies based on the data Inspire has found from the specified publicly available sources and/or third-party data providers. The Inspire Impact Score™ represents Inspire’s viewpoint on the biblical alignment of scored investments, and other investors may have different opinions about what should or should not be considered a violation. Inspire seeks to update Inspire Impact Scores™ in a timely fashion at regular intervals, but due to differences in research schedules, corporate engagement efforts and data publication timing, a company’s Inspire Impact Score™ may not immediately reflect all known data as soon as it is researched.

The specific exclusionary categories deemed to not be in alignment with biblical values and which the Inspire Impact Score™ seeks to assign negative scores and exclude from the investment universe are as follows:

●	Abortifacients - Companies which produce or distribute abortifacient drugs (pharmaceuticals used to terminate a pregnancy anytime from the moment of conception onward, including those labeled as “contraceptives” but which may cause a fertilized egg to be destroyed).

●	Abortion Legislation - Companies that have signed Planned Parenthood’s “Don’t Ban Equality” and/or “Don’t Ban Equality in Texas” Statement(s) to pledge support for legalizing abortion access and to oppose legislative bans on abortion access.

●

Abortion Philanthropy - Companies which engage in corporate-guided philanthropy to Center for American Progress, Women and Their Bodies, and/or Pathfinder, which advocate for abortion access (seeks to exclude donations from employee matching programs, employee resource groups, donor-advised funds, and foundations). *Note: Philanthropy to Planned Parenthood, a widely known abortion access advocate, is not included, because their corporate donor list is no longer publicly available following the backlash over undercover video which implicated Planned Parenthood in the illegal sale of aborted baby organs and other body parts.

●	Abortion Services - Companies that own and operate one or more medical facilities that provides abortion procedures at any stage of pregnancy.

●	Abortion Travel - Companies that offer employee travel benefits which allow employee access to abortion services at any stage of pregnancy.

●	Alcohol - Companies that produce at least one alcoholic beverage or exclusively distribute alcoholic beverages.

●	Cannabis Cultivation/Processing - Companies that cultivate or process cannabis for retail or wholesale distribution.

●	Cannabis (Retail THC) - Companies that produce or distribute retail cannabis products containing THC (which is the psychoactive component of cannabis).

●	Embryonic Stem Cells - Companies that perform research on or produce products using embryonic stem cells, companies that provide embryonic stem cells to other entities and companies that utilize propagated stem cell lines which originally derived from embryonic stem cells.

●	Exploitation - Companies that contribute towards the unlawful and immoral practices of exploiting individuals for labor or sexual purposes, according to the National Center on Sexual Exploitation (NCOSE).

●	Gambling - Companies that generate revenue from gambling facilities, products, and/or services (not including third-party stores which offer Lottery services).

●	In Vitro Fertilization - Companies that offer in vitro fertilization services or manufacture equipment specifically for the purpose of in vitro fertilization procedures.

●	LGBT Activism - Companies earning an above-average rating according to an annual self-reported survey conducted by a national LGBT advocacy organization, which rates companies based on their corporate LGBT activism across several areas, including philanthropy, corporate policy, marketing efforts, and legislative support. The average score is calculated from the scores of the Fortune 500 companies that participated in the annual survey.

●	Pornography - Companies that produce or distribute pornography. This category includes all media types, such as film, print and online. Also included are companies that produce AO (Adult Only) rated video games that contain pornographic content.

●	State Owned Enterprise - Companies who are owned and/or controlled by a Nation State/government of a country excluded from investment due to significant human rights violations of the following nature (as provided by U.S. Department of State): freedom of religion, sexual exploitation of children, trafficking in persons (Tier 3 only), and/or predominantly governed by Sharia Law. This category includes situations where the State has veto power or a “golden share” is owned by the State or State-controlled agency. The current countries excluded from investment due to significant human rights violations are China, Saudi Arabia, United Arab Emirates, Qatar, Kuwait, Russia, Iran, Pakistan, Malaysia, and Vietnam.

●	Tobacco - Companies that derive revenue from producing or exclusively distributing tobacco products.

In addition to excluding companies involved in the preceding categories, Inspire also excludes investment from companies engaged in the following categories, though they do not constitute a negative Inspire Impact Score™:

●	Contraceptives (Barrier) - Companies that produce barrier-type contraceptives, such as condoms and diaphragms, which prevent pregnancy by creating a physical barrier (rather than hormonal or chemical means).

●	Weapons (Civilian) - Companies who manufacture firearms for civilian use.

●	Weapons (Military) - Companies who manufacture weapons for military use (this category does not include maintenance, repair, and operation (MRO) companies).

The specific biblical alignment categories, which the Inspire Impact Score™ seeks to assign positive scores for (to companies not found to be in violation of the previously mentioned exclusionary categories), are as follows:

●	Air Quality: Companies who responsibly address and manage the impact of air quality resulting from stationary (e.g., factories, power plants) and mobile sources (e.g., trucks, delivery vehicles, planes) as well as industrial emissions (does not include GHG emissions). Category data provided by FactSet.

●	Business Ethics: Companies who intentionally manage risks and opportunities surrounding ethical conduct of business, including fraud, corruption, bias, negligence, bribery, facilitation payments, fiduciary responsibilities, and other behavior that may have an ethical component. Category data provided by FactSet.

●	Business Resilience: Companies who display a capacity to manage risks and opportunities associated with incorporating social, environmental, and political transitions into long-term business model planning despite operating in industries where evolving environmental and social realities challenge their current business approach. Category data provided by FactSet.

●	Critical Risk Management: Companies who display responsible use of management systems and scenario planning to identify, understand, and prevent or minimize the occurrence of low-probability, high-impact accidents, and emergencies with significant probable consequences, taking into consideration the potential human, environmental, and social implications, as well as the long-term ramifications for the company. Category data provided by FactSet.

●	Customer Privacy: Companies who responsibly address risks related to the use of personally identifiable information (PII) and other user/customer data for secondary purposes including, but not limited, to marketing through affiliates and non-affiliates, data collecting procedures, managing user/customer expectations, consent processes and compliance with evolving regulation (does not include cybersecurity risks). Category data provided by FactSet.

●	Customer Welfare: Companies who responsibly address customer welfare concerns over issues including, but not limited to, health and nutrition of foods and beverages, antibiotic use in animal production, and management of controlled substances. Category data provided by FactSet.

●	Data Security: Companies who responsibly address management of risks related to collection, retention, and use of sensitive, confidential, and/or proprietary customer or user data, as well as strategic policies for incidents such as data breaches. Category data provided by FactSet.

●	Employee Wellbeing: Companies who responsibly address their ability to create and maintain a safe and healthy workplace environment that is free of injuries, fatalities, and illness (both chronic and acute) through the implementation of safety management plans, training requirements, regular audits of internal practices, and systematized monitoring and testing. Category data provided by FactSet.

●	Energy Management: Companies that conscientiously manage the environmental impacts linked to their energy consumption used in their business operations. Category data provided by FactSet.

●	Environmental Risk Mitigation: Companies who display the ability to manage risks and opportunities associated with direct exposure of their owned or controlled assets and operations as they pertain to the potential or actual physical impacts of environmental factors, including factors such as the increased frequency and severity of extreme weather, shifting climate, sea level change, and other expected physical impacts. Category data provided by FactSet.

●	Ethical Labor Practices: Companies that responsibly ensure adherence to widely accepted labor standards within the workplace. This encompasses compliance with labor laws and internationally recognized norms and standards, including fundamental human rights and the prohibition of child, forced, or bonded labor, as well as exploitative labor practices. Category data provided by FactSet.

●	Ethical Sales Practices: Companies that responsibly handle social issues arising from inadequately managing the transparency, accuracy, and comprehensibility of marketing statements, advertising, and product/service labeling. Category data provided by FactSet.

●	Ethical Supply Chain Management: Companies that responsibly address the management of risks within their supply chain and handle issues associated with environmental and social externalities created by suppliers through their operational activities. Such issues include, but are not limited to, environmental responsibility, human rights, labor practices, ethics, and corruption. Category data provided by FactSet.

●	Fair Competition: Companies who conscientiously manage issues associated with the existence of monopolies, which may include, but are not limited to, excessive prices, poor quality of service, and inefficiencies. Category data provided by FactSet.

●	GHG Emissions: Companies who responsibly address direct (Scope 1) greenhouse gas (GHG) emissions they may generate through their operations, which includes GHG emissions from stationary (e.g., factories, power plants) or mobile sources (e.g., trucks, delivery vehicles, planes). The seven GHGs covered under the Kyoto Protocol are included within the category: carbon dioxide (CO2), methane (CH4), nitrous oxide (N2O), hydrofluorocarbons (HFCs), perfluorocarbons (PFCs), sulfur hexafluoride (SF6), and nitrogen trifluoride (NF3). Category data provided by FactSet.

●	Hiring Ethics: Companies who responsibly address their ability to ensure culture, hiring, and promotion practices do not discriminate based on race, gender, ethnicity, religion, and other factors. Category data provided by FactSet.

●	Human Rights: Companies who responsibly manage the relationship between their business and the communities in which they operate, including, but not limited to, management of direct and indirect impacts on core human rights, the treatment of indigenous peoples, and the impact of local businesses. Category data provided by FactSet.

●	Low Ecological Impact: Companies demonstrating conscientious knowledge and management of their impact on ecosystems and biodiversity through activities including, but not limited to, land use for exploration, natural resource extraction, and cultivation, as well as project development, construction, and siting. Category data provided by FactSet.

●	Materials Efficiency: Companies who responsibly address issues related to the resilience of materials supply chains to impacts of climate change and other external environmental and social factors, including, but not limited to, product design, manufacturing, end-of-life management, reduction of key material usage, maximizing planning efficiency, and R&D material diversity. Category data provided by FactSet.

●	Product Safety: Companies who responsibly address issues involving unintended characteristics of products sold or services provided that may create health or safety risks to end-users, meet customer expectations, manage liability concerns, product testing, and intentionally acknowledge recalls or market withdraws. Category data provided by FactSet.

●	Product Sustainability: Companies who conscientiously acknowledge the characteristics of products and services provided or sold and address customer and societal demand for more sustainable products and services as well as meet evolving environmental and social regulations. Category data provided by FactSet.

●	Regulatory Adherence: Companies who responsibly engage with regulators in cases where conflicting corporate and public interests may have the potential for long-term adverse direct or indirect environmental and social impacts and display their level of reliance on regulatory policy or monetary incentives while acknowledging the necessity of regulatory compliance within a competitive business environment. Category data provided by FactSet.

●	Systemic Risk Management: Companies who responsibly manage systemic risks resulting from large-scale weakening or collapse of systems upon which the economy and society depend, such as financial systems, natural resource systems, and technological systems. Category data provided by FactSet.

●	Waste & Hazmat Management: Companies who responsibly address environmental issues associated with the hazardous and non-hazardous waste they generate and the treatment, handling, storage, disposal, and regulatory compliance. Category data provided by FactSet.

●	Water Conservation: Companies who conscientiously manage their water use, water consumption, wastewater generation, water recycling, water treatment, and any other operations pertaining to water resources, which may be influenced by regional differences in the availability and quality of and competition for water resources. Category data provided by FactSet.

The Index Provider uses software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores™ to a company. One hundred twenty-five (125) bonds from the top 200 issuers with an average maturity of 0-5 years with the highest Inspire Impact Scores™ are included in the Short Term Bond Index and are equally weighted. The Inspire Impact Scores™ of the securities in the Short Term Bond Index are reviewed periodically (at least annually), and the Short Term Bond Index is rebalanced quarterly. If, upon review, the Inspire Impact Score™ of a security falls below the threshold level for inclusion in the Short Term Bond Index, the security is removed from the Short Term Bond Index and replaced with a higher scoring security. A security with a score of zero—indicating that the issuer has no violations to merit a negative score, but there is insufficient data to assess a positive score—may be included in the Short Term Bond Index if it meets all other criteria set forth in the Short Term Bond Index’s proprietary methodology.

The Fund may or may not hold all of the securities in the Short Term Bond Index because, in certain circumstances, it may not be possible or practicable to purchase all of the securities in the Short Term Bond Index in their proportionate weightings. In that case, the Adviser may purchase a sample of the securities in the Short Term Bond Index to track the Short Term Bond Index. This is known as “representative sampling.” “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Short Term Bond Index concentrates in an industry or group of industries.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information is available at no cost by visiting www.inspireetf.com or by calling 877.658.9473.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.658.9473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.inspireetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.
Inspire Short Term Bond ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all funds, there is a risk that you could lose money through your investment in the Fund.
Inspire Short Term Bond ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of Shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Inspire Short Term Bond ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Short Term Bond Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Inspire Short Term Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk. Only an Authorized Participant Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in securities or instruments that have lower trading volumes.

Inspire Short Term Bond ETF | Biblically Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Biblically Responsible Investment Risk. The Fund invests at least 80% of its assets in the component securities of the Index which uses the Inspire Impact Score™ and related biblical values screening criteria in selecting its component securities. As a result of its strategy, the Index’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not receive a favorable Inspire Impact Score™.

Inspire Short Term Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Short Term Bond Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Inspire Short Term Bond ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Inspire Short Term Bond ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at net asset value (“NAV”) only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Inspire Short Term Bond ETF | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Inspire Short Term Bond ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions.

Inspire Short Term Bond ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Short Term Bond Index or the selling of shares of that security is otherwise required upon a rebalancing of the Short Term Bond Index as addressed in the Index methodology.

Inspire Short Term Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Short Term Bond Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Short Term Bond Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Inspire Short Term Bond ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Short Term Bond Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Short Term Bond Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Short Term Bond Index does not.

Inspire Short Term Bond ETF | Inspire Short Term Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 29

[1]	The Fund’s adviser, Inspire Investing, LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.
[2]	The Fund’s adviser, Inspire Investing, LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.